INVESTMENTS - SPES transferred (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of subsidiaries
Amount received from sale of SPEs	R$ 280,000
Integracao Transmissora de Energia S.A. (Intesa) | CHESF
Disclosure of subsidiaries
Share (as a percent)	12.00%
Serra das Vacas Holding S.A. | CHESF
Disclosure of subsidiaries
Share (as a percent)	49.00%
Vam Cruz I Participacoes S.A. | CHESF
Disclosure of subsidiaries
Share (as a percent)	49.00%
Chapada do Piaui II Holding S.A. | CHESF
Disclosure of subsidiaries
Share (as a percent)	49.00%
Sete Gameleiras S.A. | CHESF
Disclosure of subsidiaries
Share (as a percent)	49.00%
Pedra Branca S.A. | CHESF
Disclosure of subsidiaries
Share (as a percent)	49.00%
Sao Pedro do Lago Energetica S.A. | CHESF
Disclosure of subsidiaries
Share (as a percent)	49.00%
Brasnorte Transmissora de Energia S.A. | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	49.71%
Brasventos Eolo Geradora de Energia S.A. | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	24.50%
Brasventos Eolo Geradora de Energia S.A. | FURNAS
Disclosure of subsidiaries
Share (as a percent)	24.50%
Brasventos Miassaba 3 Geradora de Energia S.A. | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	24.50%
Brasventos Miassaba 3 Geradora de Energia S.A. | FURNAS
Disclosure of subsidiaries
Share (as a percent)	24.50%
Rei dos Ventos 3 Geradora de Energia S.A. | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	24.50%
Rei dos Ventos 3 Geradora de Energia S.A. | FURNAS
Disclosure of subsidiaries
Share (as a percent)	24.50%
Amazonia Eletronorte Transmissora de Energia S.A. (AETE) | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	49.00%
Transmissora Matogrossense de Energia S.A. | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	49.00%
Integracao Transmissora de Energia S.A. (Intesa) | Eletronorte
Disclosure of subsidiaries
Share (as a percent)	37.00%
Empresa de Transmissao Alto Uruguai S.A. [Member] | ELETROSUL
Disclosure of subsidiaries
Share (as a percent)	27.42%
Uirapuru Transmissora de Energia S.A. (UIRAPURU) | ELETROSUL
Disclosure of subsidiaries
Share (as a percent)	75.00%
Companhia de Transmissao Centroeste de Minas S.A. | FURNAS
Disclosure of subsidiaries
Share (as a percent)	49.00%
Companhia Transirape de Transmissao | FURNAS
Disclosure of subsidiaries
Share (as a percent)	24.50%
Companhia Transleste de Transmissao | FURNAS
Disclosure of subsidiaries
Share (as a percent)	24.00%
Companhia Transudeste de Transmissao | FURNAS
Disclosure of subsidiaries
Share (as a percent)	25.00%
Luziania-Niquelandia Transmissora S.A. | FURNAS
Disclosure of subsidiaries
Share (as a percent)	49.00%